Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segment	1
Number of reporting segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Group’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, the Group’s CODM used consolidated net income in the annual budget and forecasting process to measure segment profit or loss, allocated resources and assessed performance.